INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of profit (loss) from operations before income taxes

	December 31,
	2025	2024
United States	(2,291)	(1,294)
Foreign	(8,242)	(9,035)
Loss before income taxes	$(10,533)	$(10,329)

Schedule of reconciliation of the statutory income tax rate to company's effective tax rate

	For the year ended December 31, 2025
(in thousands)	Amount	Percentage
U.S. federal statutory tax rate	$(2,212)	21.0%
State and local income taxes, net of federal income tax effect (1)	1	0.0%
Foreign tax effects
United Kingdom
Statutory tax rate difference between United Kingdom and the United States	(326)	3.1%
Changes in valuation allowances	1,362	(12.9)%
Nondeductible research expense	723	(6.9)%
Other	(54)	0.5%
Effect of changes in tax laws or rates enacted in the current period	—	0.0%
Effect of cross-border tax laws	—	0.0%
Tax credits	—	0.0%
Changes in valuation allowances	364	(3.5)%
Nontaxable or nondeductible items
Stock compensation	109	(1.0)%
Other	1	0.0%
Changes in unrecognized tax benefits	—	0.0%
Other adjustments	7	(0.1)%
Provision for income taxes and effective tax rate	$(24)	0.2%

(1)   During the year ended December 31, 2025, state taxes in California made up the majority of tax effects in this category.

For the year ended December 31,
(in thousands)	2024
Taxes at domestic rate	21.0%
State and local income taxes	0.0%
Non-US statutory rates	3.5%
Permanent items	-2.4%
Nondeductible Research Expense	-6.1%
Change in valuation allowance	-17.2%
Warrant revaluation	1.4%
Prior year true-up	0.2%
Effective tax rate	0.4%

Schedule of components of income tax provision/(benefit)

	December 31,
	2025	2024
Current
Federal	$—	$—
State	1	1
Foreign	(25)	—
Total Current	$(24)	$1

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total	$(24)	$1

Schedule of deferred tax assets and liabilities

	December 31,
	2025	2024
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$14,817	$12,356
Stock Compensation	378	263
Property plant and equipment	(45)	(67)
Other	49	79
	15,199	12,631
Valuation allowance	(15,199)	(12,631)
Deferred tax assets, net of allowance	$—	$—

Schedule of income taxes paid (net of refunds received)

For the year ended December 31,
(in thousands)	2025
U.S. Federal	$—
State:
California	1
Other states	(0)
State subtotal	1
Foreign:
United Kingdom	(25)
Foreign subtotal	(25)
Total cash paid for income taxes (net of refunds)	$(24)